SELLING, GENERAL AND ADMINISTRATIVE EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Selling, general and administrative expense [Line Items]
Services and fees	$ 108,786	$ 106,272	$ 91,853
Labor cost	377,782	382,392	355,967
Depreciation of property, plant and equipment	29,275	23,915	16,562
Amortization of intangible assets	56,636	43,201	37,126
Maintenance and expenses	12,392	12,312	10,340
Taxes	148,843	149,256	164,935
Office expenses	88,208	86,016	72,426
Freight and transportation	737,657	812,694	681,416
Others	43,397	29,135	28,525
Selling, general and administrative expenses	1,601,466	1,650,759	1,471,678
Accumulated impairment
Selling, general and administrative expense [Line Items]
(Decrease) increase of allowance for doubtful accounts	(1,510)	5,566	12,528
PwC
Selling, general and administrative expense [Line Items]
Auditor's remuneration	3,957	4,411	5,340
Auditor's remuneration for audit services	3,585	3,954	4,783
Auditor's remuneration for audit-related services	331	338	268
Auditor's remuneration for other services	$ 41	$ 119	281
Auditor's remuneration for tax services			$ 8